Basis of presentation	12 Months Ended
Dec. 31, 2020
Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

2.   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, except as otherwise disclosed in Note 3. The Board of Directors approved the audited consolidated financial statements for issue on February 24, 2021.

Uncertainty due to COVID-19

The duration and full financial effect of the COVID-19 pandemic is unknown at this time, as are the measures taken by governments, companies and others to attempt to reduce the spread of COVID-19. Any estimate of the length and severity of these developments is therefore subject to significant uncertainty, and accordingly estimates of the extent to which the COVID-19 may materially and adversely affect the Company's operations, financial results and condition in future periods are also subject to significant uncertainty. Several of Osisko's operating counterparties announced temporary operational restrictions during the first and second quarter of 2020 due to the ongoing COVID-19 pandemic, including reduced activities and operations placed on care and maintenance. As of December 31, 2020, all operators have restarted their activities and most have reached their pre-COVID-19 level of operations. However, in the current environment, the assumptions and judgements made by the Company are subject to greater variability than normal, which could in the future significantly affect judgments, estimates and assumptions made by management as they relate to the potential impact of COVID-19 and could lead to a material adjustment to the carrying value of the assets or liabilities affected. The impact of current uncertainty on judgments, estimates and assumptions extends, but is not limited to, the Company's valuation of its long-term assets, including the assessment for impairment and impairment reversal. Actual results may differ materially from these estimates.